Acquisition of Lucid (Narrative) (Details) - Lucid	1 Months Ended
Sep. 21, 2021 USD ($) Share $ / shares shares
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 7,290,731
Ownership interest	4.50%
Acquisition related costs	$ 128,320
Class B subordinate voting shares
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 7,023,732
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares	4,502,392
Share issue price per share | $ / shares	$ 1.56
Number of instruments or interests issued or issuable | Share	304,880
Stock options
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 196,436
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares	161,091
Warrants
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 70,563
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares) | shares	112,162